Fair Values - Reconciliation of the Level 3 Inputs for Financial Instruments Measured on a Recurring Basis (Details) (Recurring basis, Level 3, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Equity Securities
Fair Value, Assets Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	$ 759	$ 780
Total Gains (Losses)
Included in earnings - realized	0	(17)
Included in earnings - unrealized	0	0
Included in other comprehensive income	17	(4)
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap		0
Ending balance	776	759
Fair Value Swap
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Beginning balance	(135)	(135)
Total Gains (Losses)
Included in earnings - realized	0	0
Included in earnings - unrealized	0	0
Purchases, sales, issuances and settlements, other, net	0	0
Re-evaluation of fair value swap	(91)	0
Ending Balance	$ (226)	$ (135)